GE FUNDS

Supplement Dated March 14, 2008 to Prospectus Dated January 29, 2008

1. Effective March 17, 2008, the GE Money Market Fund – Institutional Class share will be offered to (i) affiliated non-money market mutual funds managed by GE Asset Management; and (ii) certain institutional investors (such as corporations and defined benefit plans) purchasing shares for their own account and who invest a minimum of $1 million in the GE Money Market Fund, without an initial sales charge, contingent deferred sales charge (CDSC) or a distribution and service fee (Rule 12b-1 fee).

Further, effective on or about March 17, 2008, the GE Funds Prospectus dated January 29, 2008 (the “Prospectus”) is amended as follows:

2. The sixth paragraph under “Asset Allocation Funds – GE Strategic Investment Fund – The Strategy” located on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

“Under normal circumstances, the Fund may have a net cash level of up to 10% of its total assets.”

3. The third paragraph under “Asset Allocation Funds – GE Strategic Investment Fund – The Risks” located on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

“The Fund’s net cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.”

4. The following definitions on “Equitized cash” and “Net cash” are added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 40 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

“Net cash takes into account a Fund’s holdings of cash and cash equivalents and money market instruments as well as any adjustments for equitized cash and other assets and liabilities, such as pending securities settlements and liabilities associated with loans of portfolio securities.”

5. The definition of “Money market instruments” under the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest in money market instruments either directly or indirectly through investments in the GE Money Market Fund.

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.”

6. The section entitled “Fund Expenses – Shareholder Fees” located on pages 34 and 35 of the Prospectus is amended to state that the GE Money Market Fund – Institutional Class is not subject to any sales charge imposed on purchases of shares or reinvested dividends, nor is it subject to a CDSC on the redemption of shares. Further, the GE Money Market Fund – Institutional Class also does not assess a redemption fee or an exchange fee.

7. The section entitled “Fund Expenses – Annual Fund Operating Expenses” located on pages 36 and 37 of the Prospectus is deleted in its entirety and replaced with the following:

Annual fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends.

Annual Fund Operating Expenses

(as a percentage of average net assets)	GE U.S. Equity Fund	GE Core Value Equity Fund	GE Small-Cap Equity Fund	GE Global Equity Fund	GE International Equity Fund	GE Premier Growth Equity Fund	GE Fixed Income Fund	GE Government Securities Fund
Management Fees[1] (All Classes):	0.40%	0.55%	0.70%	0.75%	0.80%	0.60%	0.35%	0.40%

Distribution and Service (12b-1) Fees:[2]
Class A	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Class B	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Class C	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Class R	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	N/A
Class Y	None	None	None	None	None	None	None	N/A

Other Expenses:[3],4
Class A	0.13%	0.47%	0.37%	0.44%	0.49%	0.20%	0.26%	0.25%
Class B	0.13%	0.47%	0.37%	0.43%	0.49%	0.20%	0.26%	0.25%
Class C	0.13%	0.47%	0.37%	0.43%	0.49%	0.20%	0.26%	0.24%
Class R5	0.13%	0.47%	0.37%	0.43%	0.49%	0.19%	0.26%	N/A
Class Y	0.13%	0.47%	0.37%	0.43%	0.49%	0.19%	0.26%	N/A

Acquired Fund Fees and Expenses[6] (All Classes):	0.02%	0.01%	0.01%	0.01%	0.01%	—	0.06%	0.06%

Total Annual Fund Operating Expenses:
Class A	0.80%	1.28%	1.33%	1.45%	1.55%	1.05%	0.92%	0.96%
Class B	1.55%	2.03%	2.08%	2.19%	2.30%	1.80%	1.67%	1.71%
Class C	1.55%	2.03%	2.08%	2.19%	2.30%	1.80%	1.67%	1.70%
Class R	1.05%	1.53%	1.58%	1.69%	1.80%	1.29%	1.17%	N/A
Class Y	0.55%	1.03%	1.08%	1.19%	1.30%	0.79%	0.67%	N/A

Expenses Waived or Reimbursed by the Adviser (Expense reimbursed to the Advisor):[7,8]
Class A	0.01%	0.10%	—	—	0.20%	—	0.04%	0.04%
Class B	0.01%	0.10%	—	—	0.20%	—	0.04%	0.04%
Class C	0.01%	0.10%	—	—	0.20%	—	0.04%	0.04%
Class R	0.01%	0.10%	—	—	0.20%	—	0.04%	N/A
Class Y	0.01%	0.10%	—	—	0.20%	—	0.04%	N/A

Net Annual Fund Operating Expenses:
Class A	0.79%	1.18%	1.33%	1.45%	1.35%	1.05%	0.88%	0.92%
Class B	1.54%	1.93%	2.08%	2.19%	2.10%	1.80%	1.63%	1.67%
Class C	1.54%	1.93%	2.08%	2.19%	2.10%	1.80%	1.63%	1.66%
Class R	1.04%	1.43%	1.58%	1.69%	1.60%	1.29%	1.13%	N/A
Class Y	0.54%	0.93%	1.08%	1.19%	1.10%	0.79%	0.63%	N/A

[1]

The nature of the services provided to, and the advisory and administration fees paid by, each Fund are described under “About the Investment Adviser.” With respect to GE International Equity Fund, GE Premier Growth Equity Fund and GE Short-Term Government Fund, “Management Fees” also include administration fees (amounting to 0.05%) that are imposed pursuant to a separate contract.

[2]

Because these Funds pay distribution and service fees, long-term shareholders of Class A, Class B, Class C and Class R shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the Financial Industry Regulatory Authority (FINRA).

	GE Short-Term Government Fund	GE Tax-Exempt Fund	GE Strategic Investment Fund
Management Fees[1] (All Classes):	0.30%	0.35%	0.35%

Distribution and Service (12b-1) Fees:[2]
Class A	0.25%	0.25%	0.25%
Class B	0.85%	1.00%	1.00%
Class C	1.00%	1.00%	1.00%
Class R	0.50%	N/A	0.50%
Class Y	None	None	None

Other Expenses:[3],4
Class A	0.30%	0.57%	0.31%
Class B	0.30%	0.57%	0.31%
Class C	0.30%	0.57%	0.31%
Class R5	0.30%	N/A	0.31%
Class Y	0.30%	0.57%	0.31%

Acquired Fund Fees and Expense[6] (All Classes):	0.07%	0.01%	0.02%

Total Annual Fund Operating Expenses:
Class A	0.92%	1.18%	0.93%
Class B	1.52%	1.93%	1.68%
Class C	1.67%	1.93%	1.68%
Class R	1.17%	N/A	1.18%
Class Y	0.67%	0.93%	0.68%

Expenses Waived or Reimbursed by the Adviser (Expense reimbursed to the Advisor): [7,8]
Class A	0.05%	0.31%	0.01%
Class B	0.05%	0.31%	0.01%
Class C	0.05%	0.31%	0.01%
Class R	0.05%	N/A	0.01%
Class Y	0.05%	0.31%	0.01%

Net Annual Fund Operating Expenses:
Class A	0.87%	0.87%	0.92%
Class B	1.47%	1.62%	1.67%
Class C	1.62%	1.62%	1.67%
Class R	1.12%	N/A	1.17%
Class Y	0.62%	0.62%	0.67%

[3]

The expense information shown in the table has been restated for each Fund (other than GE Government Securities Fund) to reflect additional expenses that each share class (except Class R shares) is expected to incur in the current fiscal year. For the GE Government Securities Fund the figures above show actual expenses of all classes for the most recent fiscal year.

[4]

“Other Expenses” include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred by a specific Fund, are allocated pro rata among the Funds and share classes based on net assets. Such expenses may include legal fees, printing costs and costs associated with the independent trustees. Fund specific expenses, such as custodial fees, registration fees, auditing fees and transfer agency fees, are allocated to the Fund that incurs such expense and pro rata based on assets across share classes. Fund specific expenses may also include networking fees and the costs of sub-transfer agent services provided by Authorized Firms. Other expense allocation methodologies may result in different expense ratios.

[5]	Because Class R is a new share class, the expense information in the table for Class R shares is estimated and reflects the Class R shares’ anticipated expenses for the current fiscal year.
[6]

“Acquired Fund Fees and Expenses” includes all fees and expenses associated with investments in investment companies, including ETFs and the GE Money Market Fund, which serves as the cash sweep vehicle for each Fund effective on or about March 17, 2008. The amounts shown in the table above have been restated from the fiscal year ended September 30, 2007 to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year. Amounts less than 0.01% are shown as dashes (—) in the above table but are included in “Other Expenses.”

[7]

GE Asset Management has entered into a contractual arrangement with each of the Funds to limit “Other Expenses” of each class of those Funds on an annualized basis at or below a specified amount through January 29, 2009, and are given as follows: GE U.S. Equity Fund – 0.50%, GE Core Value Equity Fund – 0.37%, GE Small-Cap Equity Fund – 0.75%, GE Global Equity Fund – 0.75%, GE International Equity Fund – 0.29%, GE Premier Growth Equity Fund – 0.50%, GE Fixed Income Fund – 0.30%, GE Government Securities Fund – 0.30%, GE Short-Term Government Fund – 0.30%, GE Tax-Exempt Fund – 0.27%, GE Strategic Investment Fund – 0.40%. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by the Funds up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause a Fund to exceed its expense limit. This agreement can only be changed with the approval of the GE Funds’ Board of Trustees and GE Asset Management. In addition, GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Amounts less than 0.01% are shown as dashes (—) in the table above.

Annual Fund Operating Expenses

(as a percentage of average net assets)	GE Money Market Fund
Management Fees[1]:
Retail Class	0.25%
Institutional Class	0.25%

Distribution and Service (12b-1) Fees:
Retail Class	None
Institutional Class	None

Other Expenses:[2]
Retail Class	0.15%
Institutional Class[3]	0.15%

Total Annual Fund Operating Expenses:
Retail Class	0.40%
Institutional Class	0.40%

Expenses Waived or Reimbursed by the Adviser:[4]
Retail Class	None
Institutional Class	None

Net Annual Fund Operating Expenses:
Retail Class	0.40%
Institutional Class	0.40%

[1]	The nature of the services provided to, and the advisory and administration fees paid by, the Fund are described under “About the Investment Adviser.”
[2]

“Other Expenses” include all operating expenses of the Fund except Management Fees. Expenses, other than those incurred by the Fund, are allocated pro rata among the Funds and share classes based on net assets. Such expenses may include legal fees, printing costs and costs associated with the independent trustees. Fund specific expenses, such as custodial fees, registration fees and auditing fees, are allocated to the GE Money Market and pro rata based on assets across share classes. Certain class specific expenses, such as the transfer agency fees, are allocated to the specific share class that incurs such expense. Fund specific expenses may also include costs of sub-transfer agent or similar services provided by Authorized Firms and networking fees for Authorized Firms’ clients’ accounts. Other expense allocation methodologies may result in different expense ratios.

[3]

Because the Institutional Class is a new share class, the expense information in the table for the Institutional Class shares is estimated and reflects the Institutional Class shares’ anticipated expenses for the current fiscal year.

[4]

GE Asset Management has entered into a contractual arrangement with the GE Money Market Fund to limit “Other Expenses” of each class of the GE Money Market Fund on an annualized basis at or below 0.25% through January 29, 2009. Expenses borne by GE Asset Management pursuant to the agreement may be reimbursed by the GE Money Market Fund up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause the GE Money Market Fund to exceed its expense limit. This agreement can only be changed with the approval of the GE Funds’ Board of Trustees and GE Asset Management. Amounts less than 0.01% are shown as dashes (—) in the table above.

8. The “Examples” table under “The Impact of Fund Expenses” section located on pages 38 and 39 of the Prospectus is deleted in its entirety and replaced with the following:

	You would pay the following expenses on a $10,000 investment, assuming redemption:				You would pay the following expenses on a $10,000 investment, assuming no redemption:
Examples†	1 Year	3 Years	5 Years	10 Years*	1 Year	3 Years	5 Years	10 Years*
GE U.S. Equity Fund
Class A	$651	$814	$991	$1,503	$651	$814	$991	$1,503
Class B	$557	$688	$843	$1,454	$157	$488	$843	$1,454
Class C	$257	$488	$842	$1,841	$157	$488	$842	$1,841
Class R	$106	$333	$577	$1,278	$106	$333	$577	$1,278
Class Y	$55	$175	$305	$684	$55	$175	$305	$684
GE Core Value Equity Fund
Class A	$688	$948	$1,228	$2,023	$688	$948	$1,228	$2,023
Class B	$596	$827	$1,085	$1,982	$196	$627	$1,085	$1,982
Class C	$296	$627	$1,085	$2,352	$196	$627	$1,085	$2,352
Class R	$146	$474	$826	$1,819	$146	$474	$826	$1,819
Class Y	$95	$319	$561	$1,254	$95	$319	$561	$1,254
GE Small-Cap Equity Fund
Class A	$703	$973	$1,263	$2,087	$703	$973	$1,263	$2,087
Class B	$611	$852	$1,119	$2,045	$211	$652	$1,119	$2,045
Class C	$311	$652	$1,119	$2,412	$211	$652	$1,119	$2,412
Class R	$161	$499	$861	$1,880	$161	$499	$861	$1,880
Class Y	$110	$344	$596	$1,319	$110	$344	$596	$1,319
GE Global Equity Fund
Class A	$714	$1,008	$1,323	$2,214	$714	$1,008	$1,323	$2,214
Class B	$623	$888	$1,180	$2,173	$223	$688	$1,180	$2,173
Class C	$323	$688	$1,179	$2,533	$223	$688	$1,179	$2,533
Class R	$173	$536	$924	$2,011	$173	$536	$924	$2,011
Class Y	$122	$381	$661	$1,457	$122	$381	$661	$1,457
GE International Equity Fund
Class A	$705	$1,018	$1,354	$2,300	$705	$1,018	$1,354	$2,300
Class B	$613	$901	$1,215	$2,263	$213	$701	$1,215	$2,263
Class C	$313	$700	$1,214	$2,624	$213	$700	$1,214	$2,624
Class R	$163	$548	$957	$2,102	$163	$548	$957	$2,102
Class Y	$112	$393	$695	$1,553	$112	$393	$695	$1,553
GE Premier Growth Equity Fund
Class A	$675	$888	$1,118	$1,779	$675	$888	$1,118	$1,779
Class B	$582	$764	$972	$1,732	$182	$564	$972	$1,732
Class C	$282	$565	$972	$2,111	$182	$565	$972	$2,111
Class R	$131	$408	$706	$1,555	$131	$408	$706	$1,555
Class Y	$80	$251	$438	$976	$80	$251	$438	$976

†	The expenses shown above for each Fund reflect GE Asset Management’s contractual agreement to reduce or otherwise limit the Fund’s expenses for the first year of each period noted. For certain Class A share investors, expenses would be different in cases where the sales charge is waived and in cases where a 1% CDSC is imposed. For more information about sales charge waivers and the imposition of a 1% CDSC on Class A shares, please see “How to Invest—Choosing a Share Class” later in this Prospectus.
*	Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years (eight years for Class B shares originally purchased through the Investors Trust Funds).

	You would pay the following expenses on a $10,000 investment, assuming redemption:				You would pay the following expenses on a $10,000 investment, assuming no redemption:
Examples†	1 Year	3 Years	5 Years	10 Years*	1 Year	3 Years	5 Years	10 Years*
GE Fixed Income Fund
Class A	$511	$702	$908	$1,502	$511	$702	$908	$1,502
Class B	$466	$723	$904	$1,588	$166	$523	$904	$1,588
Class C	$266	$523	$904	$1,973	$166	$523	$904	$1,973
Class R	$115	$367	$639	$1,414	$115	$367	$639	$1,414
Class Y	$65	$210	$368	$827	$65	$210	$368	$827
GE Government Securities Fund
Class A	$517	$714	$929	$1,547	$517	$714	$929	$1,547
Class B	$470	$735	$924	$1,633	$170	$535	$924	$1,633
Class C	$269	$533	$921	$2,009	$169	$533	$921	$2,009
GE Short-Term Government Fund
Class A	$337	$531	$742	$1,347	$337	$531	$742	$1,347
Class B	$450	$676	$825	$1,498	$150	$476	$825	$1,498
Class C	$265	$522	$903	$1,973	$165	$522	$903	$1,973
Class R	$115	$367	$638	$1,414	$115	$367	$638	$1,414
Class Y	$64	$209	$368	$828	$64	$209	$368	$828
GE Tax Exempt Fund
Class A	$510	$755	$1,019	$1,773	$510	$755	$1,019	$1,773
Class B	$465	$778	$1,016	$1,858	$165	$578	$1,016	$1,858
Class C	$265	$578	$1,016	$2,235	$165	$578	$1,016	$2,235
Class Y	$64	$267	$486	$1,119	$64	$267	$486	$1,119
GE Strategic Investment Fund
Class A	$665	$854	$1,059	$1,649	$665	$854	$1,059	$1,649
Class B	$570	$728	$910	$1,600	$170	$528	$910	$1,600
Class C	$270	$528	$910	$1,982	$170	$528	$910	$1,982
Class R	$119	$373	$647	$1,429	$119	$373	$647	$1,429
Class Y	$68	$216	$377	$843	$68	$216	$377	$843
GE Money Market Fund
Retail Class	$40	$127	$222	$499	$40	$127	$222	$499
Institutional Class	$40	$127	$222	$499	$40	$127	$222	$499

9. The second, third and fourth paragraphs under “More on Investment Strategies” located on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and cash equivalents and/or money market instruments, which may be considered on a net cash basis: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet redemptions, and (v) to meet operating expenses. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund, other than the GE Money Market Fund, holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

10. The following section is added to and supplements the section entitled “How to Buy Shares – Once You Have Opened an Account – You Have Additional Options” located on page 64 of the Prospectus:

“Same-Day Settlement – GE Money Market Fund – Institutional Class Only (Purchase)

A shareholder in the GE Money Market Fund – Institutional Class will receive same-day settlement of a purchase (and begin earning dividends that day, if any) if a purchase order together with the proper funds (via the Federal Reserve wire system) for purchase are received in good order by the transfer agent on or before the Purchase Cut-Off Time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). If a purchase order is received in good order before the Purchase Cut-Off Time, but the wired funds are not received timely, such purchase order will receive normal (next day) settlement.

Please note that this same-day settlement procedure does not apply to the exchange of shares from other Funds. GE Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.”

11. The following section is added to and supplements the section entitled “How to Redeem Shares” located on page 73 of the Prospectus:

“Same-Day Settlement – GE Money Market Fund – Institutional Class Only (Redemption)

An existing shareholder in the GE Money Market Fund – Institutional Class will receive same-day settlement for a redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if (1) that shareholder’s account has been set-up with proper banking instructions to provide for same-day settlement in the GE Money Market Fund and (2) the redemption order is received in good order by the transfer agent on or before the redemption cut-off time (normally the earlier of (i) 3:00 p.m. Eastern time; or (ii) three (3) hours before the close of the Federal Reserve wire system, on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the redemption cut-off time will receive normal (next day) settlement.

Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other GE Funds.”

12. The fifth bullet point under “How to Redeem Shares – Special Consideration for Selling Shares” on page 74 of the Prospectus is deleted in its entirety and replaced with the following:

“¡ Normally, redemption requests are processed by the next business day after receipt of a request in good order (except certain GE Money Market Fund transactions may be processed same day, as described more fully in the section entitled “How to Redeem Shares”), but payments, in either case, may take up to seven business days if making immediate payment would adversely affect the Fund.”

13. The last sentence of the first paragraph in the second column under “Calculating Share Value” on page 82 of the Prospectus is deleted in its entirety and replaced with the following:

Municipal obligations are valued at the quoted bid prices.

GE Funds

Supplement Dated March 14, 2008

to Statement of Additional Information dated January 29, 2008

Effective on or about March 17, 2008, the GE Funds Statement of Additional Information dated January 29, 2008 (the “SAI”) is amended as follows:

1. The first and second paragraph on page 12 of the SAI under “Investment Strategies and Risks and Portfolio Holdings – Money Market Instruments” is deleted in its entirety and replaced with the following:

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund may also invest indirectly in money market instruments through investments in the Money Market Fund, which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees paid to the Money Market Fund on its cash holdings invested in the Money Market Fund, if any. Each Fund may invest up to 25% (10% in the case of the Tax-Exempt Fund) of its assets in the Money Market Fund.

Before using the Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.

2. The paragraph on page 20 of the SAI entitled “Securities of Other Investment Companies” under “Investment Strategies and Risks and Portfolio Holdings” is deleted in its entirety and replaced with the following:

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each Fund for the management fees each Fund pays on the cash balances invested in the Money Market Fund, if any.

3. Item number 12 under “Investment Restrictions” located on page 48 of the SAI is deleted in its entirety.

4. The first paragraph under “Investment Restrictions – Notes to Investment Restrictions” on page 50 of the SAI is deleted in its entirety.

5. The paragraph on page 99 of the SAI entitled “Institutional Class Shares” under “Purchase, Redemption and Exchange of Shares” is deleted in its entirety and replaced with the following:

Institutional Class Shares. (Money Market Fund only) Institutional Class shares are not subject to an initial sales charge, CDSC or a distribution and service fee (Rule 12b-1 fee).

6. The paragraph on page 99 of the SAI entitled “Purchasing Through Authorized Firms” under “Purchase, Redemption and Exchange of Shares” is deleted in its entirety and replaced with the following:

Class A, Class C, Class R and Class Y shares of each Participant Fund, as applicable, and the Retail Class of the Money Market Fund are currently available to clients and customers of Authorized Firms as provided above. The Institutional Class shares of the Money Market Fund are not currently available for purchase through Authorized Firms. Certain features of each Fund, such as initial and subsequent investment minimums, redemption fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, GEAM or GEID and such Authorized Firms. Authorized Firms may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust or GEID. Therefore, a client or customer should contact their investment adviser and/or Authorized Firm acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read the Prospectus in light of the terms governing his or her account with the Authorized Firm. Authorized Firms will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, GEAM or GEID.

The Trust has authorized certain Authorized Firms and their authorized designees to accept purchase and redemption orders on behalf of the Trust. The Trust is deemed to have received a purchase or redemption order when an Authorized Firm or its authorized designee accepts the order from its client or customer. Orders received in such a manner will be priced according to the net asset value of the Fund next determined after the order is received by the Authorized Firm or its authorized designee.

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